Taxes on Income (Details) - Schedule of federal tax rate and tax expense $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Schedule of federal tax rate and tax expense [Abstract]
Pretax loss	$ (27)
Federal tax rate	21.00%
Income tax computed at the ordinary tax rate	$ 6
Losses and temporary differences for which valuation allowance was provided	(6)
Pre-tax income